FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Impact of 1% change in interest rates on finance costs	$ 0.8	$ 0.8
Top of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	9.00%
Bottom of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	6.00%
PNC Credit Facility [Member] | LIBOR [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	1.75%
PNC Credit Facility [Member] | LIBOR [Member] | Bottom of Range [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	(0.50%)
HBC Loan Facility [Member] | Prime Rate [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	2.50%
Term Loan C [Member] | LIBOR [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate	4.00%
Term loan C and PNC Credit Facility [Member]
Disclosure of detailed information about borrowings [abstract]
Interest rate swap notional value	$ 16.8